Subsequent Events (Details) - Common Class A [Member] - Subsequent Event [Member]	Aug. 08, 2025 shares
Subsequent events [Line Items]
Ordinary shares, issued	3,660,000
Equity Incentive Plan [Member]
Subsequent events [Line Items]
Ordinary shares, issued	8,000,000